LOANS - Consumer Loans (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) category	Dec. 31, 2014 USD ($)
Loans
Number of loan categories | category	2
Loans, net of unearned income	$ 617,617	$ 644,635
Consumer
Loans
Total loans	324,955	366,622
Net unearned income	830	(679)
Loans, net of unearned income	325,785	365,943
Loans sold and/or reclassified to held-for-sale	25,800	10,300
In U.S. offices | Consumer
Loans
Total loans	202,968	229,860
In U.S. offices | Consumer | Mortgage and real estate
Loans
Total loans	80,281	96,533
In U.S. offices | Consumer | Installment, revolving credit and other
Loans
Total loans	3,480	14,450
In U.S. offices | Consumer | Cards
Loans
Total loans	112,800	112,982
In U.S. offices | Consumer | Commercial and industrial
Loans
Total loans	6,407	5,895
In offices outside the U.S. | Consumer
Loans
Total loans	121,987	136,762
In offices outside the U.S. | Consumer | Mortgage and real estate
Loans
Total loans	47,062	54,462
In offices outside the U.S. | Consumer | Installment, revolving credit and other
Loans
Total loans	29,480	31,128
In offices outside the U.S. | Consumer | Cards
Loans
Total loans	27,342	32,032
In offices outside the U.S. | Consumer | Commercial and industrial
Loans
Total loans	17,741	18,594
In offices outside the U.S. | Consumer | Lease financing
Loans
Total loans	$ 362	$ 546